Benefit Plans (Schedule Of Net Periodic Benefit Costs) (Details) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended		12 Months Ended
	Jan. 01, 2016	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 1,836	$ 1,836	$ 1,836	$ 1,754	$ 5,508	$ 5,263	$ 7,018	$ 8,314	$ 7,231
Interest cost		6,326	6,326	6,327	6,454	18,979	19,362	25,815	29,638	31,154
Expected return on assets		(11,168)	(11,168)	(11,167)	(10,873)	(33,503)	(32,620)	(43,492)	(44,819)	(41,893)
Amortization of prior service cost		1,060			1,296	3,180	3,888	5,183	4,867	4,853
Recognized actuarial loss								13,896	13,890	9,710
Net periodic benefit cost		1,352			2,105	4,207	6,315	8,420	12,096	11,055
Less: amounts capitalized								1,187	1,403	1,426
Amount charged to expense								$ 7,233	10,693	9,629
Expected return on plan assets								6.75%
Defined Benefit Plan, Amortization of Gain (Loss)		3,298			3,474	9,897	10,422
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement		0			0	146	0	$ 0	395
Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		1,836	1,836	1,836	1,754	5,508	5,263	7,018	8,314	7,231
Interest cost		6,326	6,326	6,327	6,454	18,979	19,362	25,815	29,638	31,154
Expected return on assets		(11,168)	(11,168)	(11,167)	(10,873)	(33,503)	(32,620)	(43,492)	(44,819)	(41,893)
Amortization of prior service cost		1,060			1,296	3,180	3,888	5,183	4,867	4,853
Recognized actuarial loss								13,896	13,890	9,710
Recognized settlement loss								0	(206)	0
Net periodic benefit cost		1,352			2,105	4,207	6,315	8,420	12,096	11,055
Less: amounts capitalized								1,187	1,403	1,426
Amount charged to expense								$ 7,233	10,693	$ 9,629
Expected return on plan assets								6.75%
Defined Benefit Plan, Amortization of Gain (Loss)		3,298			3,474	9,897	10,422
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement		0			$ 0	$ 146	$ 0	$ 0	$ (395)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost								400
Interest cost								$ 5,300
Amortization of prior service cost		1,060	1,060	1,060
Discount rate	4.29%							4.42%	4.06%	4.92%
Expected return on plan assets								6.75%	6.75%	7.00%
Defined Benefit Plan, Amortization of Gain (Loss)		3,298	3,299	3,300
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement				146
Pension Benefit [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost								$ 400
Interest cost								$ 5,300
Amortization of prior service cost		1,060	1,060	1,060
Discount rate	4.29%							4.42%	4.06%	4.92%
Expected return on plan assets								6.75%	6.75%	7.00%
Defined Benefit Plan, Amortization of Gain (Loss)		$ 3,298	$ 3,299	3,300
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement				$ 146
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost								$ 0
Interest cost								$ 0
Discount rate	4.00%							4.19%	3.82%	4.64%
Expected return on plan assets								6.75%	6.75%	7.00%
Supplemental Retirement Plan [Member] | Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost								$ 0
Interest cost								$ 0
Discount rate	4.00%							4.19%	3.82%	4.64%
Expected return on plan assets								6.75%	6.75%	7.00%